Operating Revenue by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating revenue by geographic location
Revenue	$ 458,732	$ 451,731	$ 498,332
Australia-Asia
Operating revenue by geographic location
Revenue	255,476	284,302	344,400
Europe
Operating revenue by geographic location
Revenue	196,880	165,639	$ 153,932
America
Operating revenue by geographic location
Revenue	$ 6,376	$ 1,790